Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2018
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(21,757)	—	—	—	(21,757)
Brazilian Reais	—	35,884	—	—	35,884
U.S. Dollar	(260,372)	(480,501)	24,512	115,681	(600,680)
Uruguayan Peso	—	—	(909)	—	(909)
Total	(282,129)	(444,617)	23,603	115,681	(587,462)

	2017
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(21,958)	—	—	—	(21,958)
Brazilian Reais	—	(17,134)	—	—	(17,134)
U.S. Dollar	(204,446)	(461,966)	20,451	124,125	(521,836)
Uruguayan Peso	—	—	(1,101)	—	(1,101)
Total	(226,404)	(479,100)	19,350	124,125	(562,029)
A portion of this effect would have been recognized as other comprehensive income since a portion of the Company’s borrowings was used as cash flow hedge of the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars (see Hedge Accounting - Cash Flow Hedge below for details).

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2018	U.S. Dollar	(26,037)	(48,050)	2,451	(71,636)
2017	U.S. Dollar	(20,445)	(46,197)	2,045	(64,597)

Disclosure of maturity analysis for non-derivative financial liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables when discounting is not applied.

At December 31, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	95,956	6	18	187	96,167
Borrowings	190,671	74,478	286,557	636,836	1,188,542
Derivative financial instruments	258	25	—	—	283
Total	286,885	74,509	286,575	637,023	1,284,992

At December 31, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	85,239	557	49	221	86,066
Borrowings	197,975	96,867	56,486	797,226	1,148,554
Derivative financial instruments	552	—	—	—	552
Total	283,766	97,424	56,535	797,447	1,235,172

Disclosure of maturity analysis for derivative financial liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables when discounting is not applied.

At December 31, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	95,956	6	18	187	96,167
Borrowings	190,671	74,478	286,557	636,836	1,188,542
Derivative financial instruments	258	25	—	—	283
Total	286,885	74,509	286,575	637,023	1,284,992

At December 31, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	85,239	557	49	221	86,066
Borrowings	197,975	96,867	56,486	797,226	1,148,554
Derivative financial instruments	552	—	—	—	552
Total	283,766	97,424	56,535	797,447	1,235,172

Disclosure of financial instruments by type of interest rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans (excluding finance leases). These analyses are performed after giving effect to interest rate swaps.

The analysis for the year ended December 31, 2018 and 2017 is as follows:

	2018
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	2,320	—	—	—	2,320
Brazilian Reais	—	62,939	—	—	62,939
U.S. Dollar	49,218	87,722	16,510	504,368	657,818
Subtotal fixed-rate borrowings	51,538	150,661	16,510	504,368	723,077
Variable rate:
Brazilian Reais	—	19,329	—	—	19,329
U.S. Dollar	111,453	7,662	—	—	119,115
Subtotal variable-rate borrowings	111,453	26,991	—	—	138,444
Total borrowings as per analysis	162,991	177,652	16,510	504,368	861,521
Finance leases	595	—	—	—	595
Total borrowings as per statement of financial position	163,586	177,652	16,510	504,368	862,116

	2017
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	6,448	—	—	—	6,448
Brazilian Reais	—	96,951	—	—	96,951
U.S. Dollar	68,963	34,675	10,010	504,004	617,652
Subtotal fixed-rate borrowings	75,411	131,626	10,010	504,004	721,051
Variable rate:
Brazilian Reais	—	27,668	—	—	27,668
U.S. Dollar	49,599	19,535	—	—	69,134
Subtotal variable-rate borrowings	49,599	47,203	—	—	96,802
Total borrowings as per analysis	125,010	178,829	10,010	504,004	817,853
Finance leases	105	—	—	—	105
Total borrowings as per statement of financial position	125,115	178,829	10,010	504,004	817,958

For the years ended December 31, 2018 and 2017, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2018
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(193)	—	—	(193)
U.S. Dollar	(1,115)	(77)	—	—	(1,192)
Total effects on profit before income tax	(1,115)	(270)	—	—	(1,385)

	2017
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(277)	—	—	(277)
U.S. Dollar	(496)	(195)	—	—	(691)
Total effects on profit before income tax	(496)	(472)	—	—	(968)

Disclosure of capital risk management
During the year ended December 31, 2018, the strategy was to maintain the gearing ratio within 0.40 to 0.60, as follows:

	2018	2017 (*)
Total debt	862,116	817,958
Total equity	1,108,145	683,019
Total capital	1,970,261	1,500,977
Gearing ratio	0.44	0.54

(*) Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.

Disclosure of financial instruments
As of December 31, 2018:

	2018
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	(97)	(14,791)	(209)	(209)
Soybean	25	8,089	527	177
Wheat	(14)	(2,483)	(11)	(85)
Sugar	208,837	64,753	5,483	12,765
Options:
Buy put
Sugar	6,326	128	267	393
Sell call
Sugar	1,118	132	(25)	(156)
Total	216,195	55,828	6,032	12,885

As of December 31, 2017:

	2017
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	(33)	(3,198)	48	361
Soybean	83	19,195	670	(765)
Wheat	(45)	(7,083)	(38)	(38)
Sugar	343,874	121,072	3,231	3,808
Options:
Sell put
Sugar	3,572	83	54	(30)
Total	347,451	130,069	3,965	3,336
(*) Included in the line item “(Loss) / Gain from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed in tons and m3.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.